PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	June 30,	December 31,
(in thousands)	2026	2025
Advances and retainers	$180	$54
Prepaid insurance	127	152
Research grant receivable	—	88
Prepaid facility costs	—	68
Prepaid software licenses	23	52
Tax receivable	96	117
Other receivable and other prepaid expenses	28	44
Total prepaid expenses and other current assets	$454	$575

3.PREPAID EXPENSES AND OTHER CURRENT ASSETS:

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
(in thousands)	2025	2024
Advances and retainers	$54	$—
Prepaid insurance	152	194
Deferred research & development costs	—	138
Research grant receivable	88	62
Prepaid facility costs	68	67
Prepaid software licenses	52	66
VAT receivable	—	319
Tax Receivable	117	—
Other receivable and other prepaid expenses	44	3
Total prepaid expenses and other current assets	$575	$849